INVESTMENT IN BLUE SPHERE PAVIA (Details Narrative)			7 Months Ended		9 Months Ended			12 Months Ended
	Jul. 17, 2015 USD ($)	Jul. 17, 2015 EUR (€)	Dec. 14, 2015 USD ($)	Dec. 14, 2015 EUR (€)	Sep. 30, 2016 USD ($)	Sep. 30, 2016 EUR (€)	Sep. 30, 2015 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)	Dec. 31, 2015	Dec. 14, 2015 EUR (€)	Aug. 18, 2015 USD ($)	Aug. 18, 2015 EUR (€)	Aug. 14, 2015	May 14, 2015	Apr. 08, 2015
Ownership percentage																	30.00%
Repayment of debt					$ 364,000		$ 1,074,000	$ 1,081,000	$ 473,000	$ 183,000
Performance EBITDA Guarantee [Member]
Monthly EBITDA	$ 204,147
Annual EBITDA	$ 4,082,946
Percentage of excess revenue to be received	90.00%	90.00%
Minimum [Member]
Ownership percentage					20.00%	20.00%	20.00%	20.00%			20.00%
Maximum [Member]
Ownership percentage					100.00%	100.00%	50.00%	50.00%
Euro [Member] | Performance EBITDA Guarantee [Member]
Monthly EBITDA | €		€ 188,000
Annual EBITDA | €		€ 3,760,000
Helios Loan Agreement [Member] | Euro [Member]
Amount available under loan agreement | €														€ 5,000,000
Share Purchase Agreement [Member]
Ownership percentage			100.00%									100.00%				100.00%
Amount paid at closing			$ 2,143,181
Purchase price			$ 5,646,628
Equity IRR target			25.00%									25.00%
Percentage of purchase price paid at closing			50.00%									50.00%
Percentage of purchase price to be paid by issue of note			50.00%									50.00%
Share Purchase Agreement [Member] | Euro [Member]
Amount paid at closing | €				€ 1,952,858
Purchase price | €				€ 5,200,000
Share Purchase Agreement [Member] | Helios Loan Agreement [Member]
Amount available under loan agreement													$ 5,646,628
Financed investment intial SPVS (percent)													90.00%	90.00%
Financed investment subsequentled acquired SPVs (percent)													80.00%	80.00%
Required repayment of loan andd broker fees (percent)													10.00%	10.00%
Debt interest rate													14.50%	14.50%
Share Purchase Agreement [Member] | Helios Loan Agreement [Member] | Minimum [Member]
Financed investment SPVS, no repayment (percent)															70.00%
Share Purchase Agreement [Member] | Helios Loan Agreement [Member] | Maximum [Member]
Financed investment SPVS, no repayment (percent)															80.00%
Share Purchase Agreement [Member] | Long Term Mezzanine Loan Agreement [Member]
Debt amount			$ 3,149,081
Repayment of debt					$ 404,000
Debt interest rate			2.00%									2.00%
Share Purchase Agreement [Member] | Long Term Mezzanine Loan Agreement [Member] | Euro [Member]
Debt amount | €												€ 2,900,000
Repayment of debt | €						€ 365,303